Shareholders' Equity (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options outstanding, Number of options	13,000
Compensation expense recognized in income statement	$ 70,000	$ 139,000	$ 322,000
Phantom Options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 32,065,000	$ 25,893,000	$ 10,402,000
Options allocated for Plan	2,296,847
Available for grant, basic price	$ 55.7797805
Percentage limited increase of benefit to be paid in the share price	100.00%